6. FINANCIAL RISK MANAGEMENT (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfVariationOfTheResultOfTheYearLineItems [Line Items]
Variation of the result for the year	$ 1,476	$ 493
Shares
DisclosureOfVariationOfTheResultOfTheYearLineItems [Line Items]
Variation of the result for the year	15	15
Government securities
DisclosureOfVariationOfTheResultOfTheYearLineItems [Line Items]
Variation of the result for the year	502	158
Investment funds
DisclosureOfVariationOfTheResultOfTheYearLineItems [Line Items]
Variation of the result for the year	959	319
Corporate bonds
DisclosureOfVariationOfTheResultOfTheYearLineItems [Line Items]
Variation of the result for the year	$ 0	$ 1